SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Disclosure of Events After Reporting Period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
The Group has considered events after December 31, 2025, to assess whether it is necessary to recognize or disclose them in these consolidated financial statements. Such events were assessed through April 28, 2026, the date when the consolidated financial statements were available for issue.
41.1 Issuance of Corporate Bonds

As approved at the Board of Directors meeting of January 7, 2026, on January 23, 2026, the Group issued Class 6 Corporate Bonds in dollars for a total amount of US$60,000,000, with a fixed annual nominal interest rate of 6.5% payable semi-annually, and maturing on January 23, 2029. The corporate bonds were subscribed and integrated (i) in kind through the delivery of Class 3 corporate bonds for an amount of US$2,844,941 and (ii) in cash in US dollars for a total sum of US$57,059,291. The exchange ratio of the Class 3 corporate notes was 103.37 of face value for every 100 delivered, respectively. The exchange ratio includes interest accrued from the last interest payment date of the corporate bonds to the issuance and settlement date, exclusive.

41.2 Annual shareholders’ meeting

The annual shareholders’ meeting held on April 23, 2026, approved (i) to allocate the sum of Ps. 23,585 million (in December 31, 2025 currency) to the Optional Reserve for Future Dividends; and (ii) to delegate to the Board of Directors the power to totally or partially release and distribute in cash and/or in kind, one or more payments, the amount in constant currency of the Optional Reserve for Future Dividends depending on the evolution of the business and the regulatory restrictions and limitations through the next annual shareholders meeting that will consider the financial statements corresponding to the year ending December 31, 2026.

41.3. Subsequent developments of InterCement Participações S.A. judicial reorganization

As mentioned in note 1, on April 6, 2026, the Group was informed that in accordance with the judicial reorganization plan of InterCement Participações S.A. an extraordinary shareholders’ meeting of InterCement Participações S.A. approved, among other matters, a capital increase which was subscribed by Latcem LLC, Redwood, Moneda, Cigna Health and Life Insurance Company and other creditors who elected to receive shares as a form of payment. None of such parties control InterCement Participações S.A. In addition, under the terms of the judicial reorganization plan, Loma Negra may be subject to a marketing process until September 30, 2028 for the private sale of all or part of the equity interest indirectly held in us by InterCement Participações S.A., which may involve multiple transactions with multiple counterparties.